Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[4]
Subclassifications of assets, liabilities and equities [abstract]
Provisions	[1]	$ 558	$ 536
Interest payable		88	94
Other accounts payable and accrued expenses	[2]	313	266
Contract liabilities with customers	[3]	225	234
Other current liabilities		$ 1,184	$ 1,130	[4]	$ 1,242

[1]	Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.
[2]	As of December 31, 2019 and 2018, includes $22 and $30, respectively, of the current portion of other taxes payable in Mexico.
[3]	As of December 31, 2019 and 2018, contract liabilities with customers included $184 and $195, respectively, of advances received from customers, as well as in 2019 the current portion of deferred revenues in connection with commercial agreements of Cemento Bayano, S.A. (“Cemento Bayano”) of $4 as described below.
[4]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.